UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-21516
                                                 ----------------

                          UBS Multi-Strat Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                   Date of reporting period: December 31, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Investors is attached herewith.


                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2005

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                                DECEMBER 31, 2005



                                    CONTENTS

Report of Independent Registered Public Accounting Firm....................... 1

Statement of Assets, Liabilities and Members' Capital......................... 2

Statement of Operations....................................................... 3

Statements of Changes in Members' Capital..................................... 4

Statement of Cash Flows....................................................... 5

Notes to Financial Statements................................................. 6

Schedule of Portfolio Investments.............................................12

[LOGO OMITTED]      [ ] Ernst & Young LLP             [ ] Phone: (212) 773-3000
Ernst & Young LLP       5 Times Square                    www.ey.com
                        New York, New York 10036-6530



To the Members and Board of Directors of UBS Multi-Strat Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Multi-Strat Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with management of the investment funds or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Multi-Strat Fund, L.L.C. at December 31, 2005, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, NY
February 20, 2006



                   A Member Practice of Ernst & Young Global

                                                    UBS MULTI-STRAT FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $106,402,000)     $ 114,421,510
Cash and cash equivalents                                             8,401,094
Advanced subscription in Investment Funds                            12,500,000
Receivables from Investment Funds                                    24,342,126
Interest receivable                                                       9,063
Other assets                                                                224
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        159,674,017
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               41,102,715
   Fund Asset Based fee                                                 170,224
   Professional fees                                                     69,370
   Administrator fee                                                     39,282
   Administration fee                                                    28,333
   Registration fees                                                     23,921
   Other                                                                 11,147
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    41,444,992
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 118,229,025
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 110,209,515
Accumulated net unrealized appreciation on investments                8,019,510
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $ 118,229,025
--------------------------------------------------------------------------------




 The accompanying notes are an integral part of these financial statements.  2

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                   YEARS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                         $      283,339
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 283,339
--------------------------------------------------------------------------------

EXPENSES
Management fee                                                        1,649,585
Administrator fee                                                       380,674
Professional fees                                                       256,089
Organization costs                                                      207,049
Syndication                                                                   -
Administration fee                                                      124,774
Miscellaneous                                                            52,317
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        2,670,488
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (2,387,149)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
       AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from foreign currency transactions                     53,841
Net realized loss from investments                                   (2,012,089)
Change in net unrealized appreciation/depreciation from
      investments                                                     6,094,329
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     4,136,081
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                   $    1,748,932
--------------------------------------------------------------------------------




 The accompanying notes are an integral part of these financial statements.  3

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004
--------------------------------------------------------------------------------

                                                                UBS FUND
                                                             ADVISOR, L.L.C.       MEMBERS              TOTAL
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT OCTOBER 1, 2004                           $          -      $            -      $            -

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                 (876)           (468,606)           (469,482)
  Net realized gain/loss from investments                     $          -                   -                   -
  Change in net unrealized
         appreciation/depreciation from investments                  3,533           1,921,648           1,925,181
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                     2,657           1,453,042           1,455,699
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                             100,000          64,569,917          64,669,917
  Offering costs                                                       (12)             (3,968)             (3,980)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  99,988          64,565,949          64,665,937
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                         $    102,645      $   66,018,991      $   66,121,636
-------------------------------------------------------------------------------------------------------------------

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                               (1,709)         (2,385,440)         (2,387,149)
  Net realized loss from investments                                (1,438)         (1,956,810)         (1,958,248)
  Change in net unrealized
         appreciation/depreciation from investments                  3,563           6,090,766           6,094,329
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                       416           1,748,516           1,748,932
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   -          91,504,678          91,504,678
  Members' withdrawals                                                   -         (41,102,715)        (41,102,715)
  Offering costs                                                       (34)            (43,472)            (43,506)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                             (34)         50,358,491          50,358,457
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                         $    103,027      $  118,125,998      $  118,229,025
-------------------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.  4

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                      $    1,748,932
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                        (111,450,000)
Proceeds from disposition of investments                                                          54,982,070
Net realized gain from foreign currency transactions                                                  53,841
Net realized loss from investments                                                                 2,012,089
Change in net unrealized appreciation/depreciation from investments                               (6,094,329)
Changes in assets and liabilities:
(Increase) decrease in assets:
      Advanced subscription in Investment Funds                                                  (11,000,000)
      Receivables from Investment Funds                                                          (24,342,126)
      Interest receivable                                                                              7,194
      Other assets                                                                                      (224)
(Increase) decrease in payables:
      Organization costs                                                                            (163,744)
      Fund Asset Based-Fee                                                                            99,378
      Professional fees                                                                                5,170
      Administrator fee                                                                               22,933
      Administration fee                                                                              18,398
      Registration fees                                                                              (19,078)
      Other                                                                                            2,771
-------------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                            (94,116,725)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                              91,504,678
Offering costs                                                                                       (43,506)
-------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                         91,461,172

Net decrease in cash and cash equivalents                                                         (2,655,553)
Cash and cash equivalents--beginning of year                                                      11,056,647
-------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                        $    8,401,094
-------------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.  5

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Multi-Strat Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive returns. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2004.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's
          business.  The  Directors  have  engaged  UBS  Fund  Advisor,   L.L.C.
          ("UBSFA",  the  "Adviser"  and,  when  providing  services  under  the
          Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

          The Adviser is an indirect wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

          The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members in September 2005 and December 2005 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)

          determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

          Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

          B.   INCOME RECOGNITION

          Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

          The Fund has reclassified $2,387,149 and $1,958,248 from accumulated net investment loss and accumulated net realized loss from investments and gain from foreign currency transactions to net capital contributions during the year ended December 31, 2005. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

          F.   REPURCHASE AGREEMENTS

          From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2005 there were no open repurchase agreements.

          G.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.   RELATED PARTY TRANSACTIONS

          The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Fund Asset-Based Fee") at an annual rate of 1.30% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The Administrator provides certain other administrative services to the Fund including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Fund Asset-Based Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Adviser's capital account. A portion of the Fund Asset-Based Fee is paid by UBSFA to its affiliates.

          UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amount to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

          The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Fund Asset-Based Fee

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

          The Adviser has voluntarily undertaken to bear certain initial organization and offering costs otherwise borne by the Fund and its Members during the Fund's first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering costs in excess of 0.25% of total Members' capital as a result of the Fund's start-up. The Adviser bore $207,049 of the initial organization and offering costs at December 31, 2005.

          In order to achieve a more equitable distribution of the impact of certain initial organization and offering costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

          Each Director of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2005 were $21,624.

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC  Trust  Company  (an  affiliate  of PNC Bank,  NA)  serves as the
          custodian  (the   "Custodian")  of  the  Fund's  assets  and  provides
          custodial services for the Fund.

          PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.   CREDIT FACILITY

          Effective July 1, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment, which has not been utilized of 25 basis points per annum. The Fund had no borrowings outstanding at December 31, 2005.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     6.   SECURITIES TRANSACTIONS

          Aggregate  purchases and sales of Investment  Funds for the year ended
          December  31,  2005   amounted  to   $111,450,000   and   $55,035,911,
          respectively.

          The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund had not yet received all such schedule K-1's for the year ended December 31, 2005.

     7.   INVESTMENTS

          As of December 31, 2005, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2005.

          Investment Objective                        Cost           Fair Value
          --------------------                        ----           ----------
           Long/Short Equity                     $ 30,744,155       $ 33,061,339
           Distressed/Cap Structure                18,198,570         19,570,195
           Global Macro                            14,889,994         16,012,252
           Special Situations                      11,843,631         12,736,284
           Direct Loans/Carry                      11,011,555         11,841,495
           Convertible Arbitrage                   10,326,632         11,104,950
           Multi-Strategy                           9,387,463         10,094,995
                                                  -----------        -----------
              Total                              $106,402,000       $114,421,510
                                                 ============       ============

          The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

     8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.


     9.   INDEMNIFICATION

          In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

     10.  FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                               PERIOD
                                                                                           OCTOBER 1, 2004
                                                                                          (COMMENCEMENT OF
                                                                      YEAR ENDED         OPERATIONS) THROUGH
                                                                  DECEMBER 31, 2005       DECEMBER 31, 2004
                                                                  -----------------       -----------------
     Ratio of net investment loss to average net assets***             (1.95)%                 (3.94)%*
     Ratio of total expenses to average net assets(a), ***              2.18%                   4.33%*
     Portfolio turnover rate                                           50.12%                   0.00%
     Total return**                                                     0.38%                   2.65%
     Net asset value at end of period                                $118,229,025            $66,121,636

     (a) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
       *  Annualized.
      ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.
     *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                                        REALIZED AND
                                                                                                         UNREALIZED
                                                                                             % OF        GAIN/(LOSS)
                                                                                            MEMBERS'        FROM
INVESTMENT FUND:                                              COST         FAIR VALUE       CAPITAL      INVESTMENTS     LIQUIDITY
----------------                                              ----         ----------       -------      -----------     ---------
Aspen Partners Series A                                   $    702,000     $    414,672       0.35%     $  (428,570)      Annually
Bridgewater Pure Alpha Trading Company, Ltd.                 6,500,000        6,812,773       5.76          180,488       Monthly
Brookdale International                                      5,250,000        5,516,599       4.67          266,599      Quarterly
CPIM Structured Credit Fund                                  5,000,000        4,945,075       4.18          (54,925)     Quarterly
D.E. Shaw Oculus Fund, LLC                                   8,000,000        9,199,479       7.78        1,019,945      Quarterly
East Side Capital, L.P.                                      4,000,000        4,802,576       4.06          802,576       Annually
Eminence Partners, L.P.                                      7,000,000        7,993,771       6.76          993,771    Semi-Annually
Kamunting Street Capital Management, L.P.                    5,300,000        5,374,877       4.55           10,905      Quarterly
Loch Capital Fund I                                          7,150,000        7,735,040       6.54          507,118      Quarterly
Marathon Special Opportunity                                 6,500,000        6,601,805       5.58          101,805      Quarterly
Marathon Structured Finance Fund                             6,500,000        6,896,420       5.83          396,420      Quarterly
Mariner Credit Risk Advisors Relative Value Fund, L.P.       5,000,000        5,224,159       4.42          179,527      Quarterly
OZ Domestic Partner                                          9,500,000      10,094,996        8.54          594,995       Annually
Seneca Capital, L.P.                                         6,200,000        7,219,685       6.11          648,243       Annually
Trilogy Financial Partners                                   7,000,000        7,329,559       6.20          329,559      Quarterly
Waterstone Market Neutral Fund, L.P.                         6,300,000        5,730,072       4.85         (592,033)     Quarterly
Whitney New Japan                                            7,000,000        8,933,128       7.56        1,933,128      Quarterly
Wohl Capital Partners                                        3,500,000        3,596,824       3.04           96,824      Quarterly
Redeemed Investment Funds                                            -                -          -       (2,904,135)
                                                         -------------    -------------    --------    ------------
TOTAL                                                     $106,402,000     $114,421,510      96.78%     $ 4,082,240
                                                         =============    =============    ========    ============





                                                                              12
   The preceding notes are an integral part of these financial statements.

                      This page intentionally left blank.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                FUND         OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                                 COMPLEX      DIRECTORSHIPS HELD BY
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY    DIRECTOR OUTSIDE FUND
NAME, AGE AND ADDRESS            TIME SERVED 1             DURING PAST 5 YEARS                DIRECTOR 2          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen (76)          Term--Indefinite    Law partner of Dunnington, Bartholow           14                 None
UBS Financial Services Inc.   Length--since       & Miller
1285 Avenue of the Americas   Commencement of
New York, NY 10019            Operations
Director
------------------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (59)        Term--Indefinite    Professor of Financial Accounting of           14                 None
UBS Financial Services Inc.   Length--since       the Graduate School of Business,
1285 Avenue of the Americas   Commencement of     Columbia University
New York, NY 10019            Operations
Director
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (63) 3         Term--Indefinite    Dean (Emeritus since March 2005) and           36        Director of:
UBS Financial Services Inc.   Length--since       Sanford C. Bernstein Professor of                        Primedia, Inc.,
1285 Avenue of the Americas   Commencement of     Leadership and Ethics of the Graduate                    Federated Department
New York, NY 10019            Operations          School of Business, Columbia                             Stores, Inc.,
Director                                          University; Senior Advisor for Morgan                    Revlon, Inc. and SAPPI,
                                                  Stanley & Co. Incorporated since                         Ltd.
                                                  March 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (44)         Term--Indefinite    Managing Director of UBS Financial             N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since June 2005
1285 Avenue of the Americas   July 19, 2005       Prior to June 2005, Managing Director
New York, NY 10019                                and Head of Alternative Investments at
Principal Executive Officer                       United States Trust Company, N.A.
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis (38)           Term--Indefinite    First Vice President of UBS Financial          N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since July 2002
1285 Avenue of the Americas   Commencement of     Prior to July 2002, Partner of Arthur
New York, NY 10019            Operations          Andersen LLP
Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (46)        Term--Indefinite    Assistant Director of Compliance of            N/A                N/A
UBS Financial Services Inc.   Length--since       UBS Financial Services Inc. since 2003
1285 Avenue of the Americas   July 19, 2005       Prior to 2003, Chief Compliance
New York, NY 10019                                Officer of Liberty View Capital
Chief Compliance Officer                          Management, Inc., an investment
                                                  adviser, and LibertyView Alternative
                                                  Asset Management, Inc., an NASD
                                                  broker-dealer
------------------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

2 Of the 36 funds/portfolios in the complex as of December 31, 2004, 22 are advised by an affiliate of UBS Financial Services Inc. and 14 comprise UBS Financial Services' Alternative Investment Group of Funds.

3 Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UBS Financial Services Inc. is a subsidiary of UBS AG

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.









UBS Financial Services Inc. is a subsidiary of UBS AG


                                                                               2


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,000 for 2004 and $39,400 for 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $4,500 for 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $42,000 for 2004 and $45,000 for 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2004 and $0 for 2005.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)   There were no services described in each of paragraphs (b) through
              (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not Applicable

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1.5 million for 2004 and $3.1 million for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.

                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

        UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds.

The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures.

B. FIDUCIARY DUTY

        Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

        Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

        Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

        > A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;


        > The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

        > Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;


        > Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.


        Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer, Legal or the Risk Control Manager (or designees thereof) who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

             ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

        If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

        > Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);


        > Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;


        > Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or


        > Such other method as is deemed appropriate under the circumstances given the nature of the conflict.


E. ANNUAL FILING OF PROXY VOTING RECORD

        The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

        Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and (iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.
G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

        The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

        >    A  copy  of  the  Adviser's   current  Proxy-Voting   Policies  and
             Procedures;


        >    A record of each vote cast by the Adviser on behalf of the Fund(s);


        > A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;


        >    A copy  of  any  document   relating  to  the  identification   and
             resolution of conflicts of interest;


        > A copy of any document created by the Adviser that was material to a proxy-voting decision or that memorialized the basis for that decision; and


        > A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                          UBS MULTI-STRAT FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

        The registrant (also referred to as the "Fund") is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder and

George Rudman, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

        Mr. Sienko has been associated with UBS Fund Advisor, L.L.C., the Fund's Adviser since prior to 2000, and he is also a Senior Vice President of UBS Financial Services Inc. ("UBS Financial Services"). Mr. Sinder has been associated with the Adviser since 1998, and he is also a First Vice President of UBS Financial Services. Mr. Rudman has been associated with the Adviser since 2001, and he is also a First Vice President of UBS Financial Services.

        The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

        Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

        Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

        A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

        The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

        The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its
Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

        The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO, JR.

  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   NUMBER OF                           NUMBER OF                          NUMBER OF
  ACCOUNTS(1)      ASSETS MANAGED     ACCOUNTS(2)      ASSETS MANAGED      ACCOUNTS      ASSETS MANAGED
  ----------       --------------     -----------      --------------      --------      --------------
      7             $1.9 billion          3             $145 million          0               N/A

RUSSELL SINDER

  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   NUMBER OF                           NUMBER OF                          NUMBER OF
  ACCOUNTS(3)      ASSETS MANAGED     ACCOUNTS(2)      ASSETS MANAGED      ACCOUNTS      ASSETS MANAGED
  ----------       --------------     -----------      --------------      --------      --------------
      3            $791.9 million         1             $24.2 million         0               N/A

GEORGE RUDMAN

  REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                      OTHER ACCOUNTS

   NUMBER OF                           NUMBER OF                          NUMBER OF
  ACCOUNTS(4)      ASSETS MANAGED      ACCOUNTS        ASSETS MANAGED      ACCOUNTS      ASSETS MANAGED
  ----------       --------------     -----------      --------------      --------      --------------
      3            $591.5 million         0                  N/A              0               N/A

(1) Of these accounts, 5 accounts with total assets of approximately $1.2 billion charge performance-based advisory fees.

(2)  All of these accounts charge performance-based advisory fees.

(3) Of these accounts, 2 accounts with total assets of approximately $594.9 million charge performance-based advisory fees.

(4) Of these accounts, 2 accounts with total assets of approximately $394.6 million charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to  Rule 30a-2(a)  under the  1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to  Rule 30a-2(b)  under the  1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Multi-Strat Fund, L.L.C.
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         ---------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         February 27, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         ---------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         February 27, 2006
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ---------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date         February 27, 2006
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.